Document and Entity Information	Dec. 08, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 08, 2025
Entity Registrant Name	CAMPBELL'S Co
Entity Incorporation State Country Code	NJ
Entity File Number	1-3822
Entity Tax Identification Number	21-0419870
Entity Address Address Line 1	One Campbell Place
Entity Address City Or Town	Camden
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	08103-1799
City Area Code	856
Local Phone Number	342-4800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Capital Stock, par value $.0375
Trading Symbol	CPB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000016732
Amendment Flag	false